SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Feb. 28, 2015
Trade name
Acquired intangible assets, net
Amortization period	10 years
Copyrights | Minimum
Acquired intangible assets, net
Amortization period	3 years
Copyrights | Maximum
Acquired intangible assets, net
Amortization period	5 years
Student base
Acquired intangible assets, net
Amortization period	3 years 6 months
Partnership agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years 7 months 6 days
Partnership agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years 6 months
Domain names
Acquired intangible assets, net
Amortization period	3 years
Non-compete agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years
Non-compete agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years
Education license | Minimum
Acquired intangible assets, net
Amortization period	10 months 24 days
Education license | Maximum
Acquired intangible assets, net
Amortization period	5 years
Customer relationship | Minimum
Acquired intangible assets, net
Amortization period	3 years
Customer relationship | Maximum
Acquired intangible assets, net
Amortization period	5 years
Concession | Minimum
Acquired intangible assets, net
Amortization period	3 years
Concession | Maximum
Acquired intangible assets, net
Amortization period	5 years
User base
Acquired intangible assets, net
Amortization period	5 years
Technology
Acquired intangible assets, net
Amortization period	5 years